Provisions and contingencies - Narrative (Details) - GBP (£) £ in Thousands	Apr. 30, 2019	Jan. 31, 2019
The School Of Pharmacy, University Of London
Disclosure of other provisions [line items]
Financial liabilities	£ 1,000
Financial liabilities, initial payment	£ 40
Discuva Limited
Disclosure of other provisions [line items]
Contingent liabilities, discount factor	13.00%
Contingent liabilities recognised as of acquisition date	£ 1,700	£ 1,700